Convertible Redeemable Preferred Shares - Disclosure Details Of Movements In Redeemable Convertible Preferred Stock (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	¥ 547,843		¥ 83,404
Issuance of Series Preferred Shares	138,695		439,501
Repurchase of Series A Preferred Shares			(11,864)
Accretion of Series Preferred Shares to redemption value	62,733	$ 9,614	36,802	¥ 12,199
Ending balance	1,407,536	215,714	547,843	83,404
Series A Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	82,334		83,404
Repurchase of Series A Preferred Shares			(11,864)
Accretion of Series Preferred Shares to redemption value	28,134		10,794
Ending balance	110,468	16,930	82,334	¥ 83,404
Series B One Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	0
Issuance of Series Preferred Shares	138,695
Accretion of Series Preferred Shares to redemption value	3,786
Ending balance	142,481	21,836	0
Series B Two Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	465,509
Issuance of Series Preferred Shares			439,501
Accretion of Series Preferred Shares to redemption value	30,290		26,008
Ending balance	495,799	75,985	465,509
Series C Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Beginning balance	0
Issuance of Series Preferred Shares	658,265
Accretion of Series Preferred Shares to redemption value	523
Ending balance	¥ 658,788	$ 100,963	¥ 0